Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Deferred Income and Contract Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Income and Contract Liabilities [Abstract]
Beginning balance	$ 231,258	$ 118,909	$ 808,118
Prepayments from customers	211,334	1,054,171	1,370,836
Recognized as revenues	(303,050)	(941,822)	(2,060,045)
Ending balance	$ 139,542	$ 231,258	$ 118,909